Shareholders' (deficit) / equity - 2024 Public Offering (Details) € in Thousands	1 Months Ended	6 Months Ended
	May 31, 2024 EUR (€) shares	Jun. 30, 2024 EUR (€) shares	Jun. 30, 2023 EUR (€)	May 31, 2024 $ / shares shares
Shareholders' Equity
Term of warrants	6 years
Term of the over-allotment option		30 days
Gross proceeds		€ 1,070
General and administrative expense		€ 49,350	€ 40,192
Share capital increase			€ 82,829
2024 Public Offer
Shareholders' Equity
Issued shares | shares		38,095,238
Gross proceeds	€ 36,758
Underwriting fee percentage	6.00%
General and administrative expense	€ 3,892
Share capital increase		€ 3,734
2024 Public Offer | Subscribed capital
Shareholders' Equity
Share capital increase	381	381
2024 Public Offer | Share premium
Shareholders' Equity
Decrease through transaction costs incurred	521
Share capital increase	€ 3,353	€ 3,353
2024 Public Offer | Class A shares
Shareholders' Equity
Issued shares | shares	38,095,238	38,095,238
Offering price per share | $ / shares				$ 1.05
Number of shares called by warrants | shares				38,095,238
Offering per per warrant | $ / shares				$ 1.50
Term of warrants	5 years
Amount of gross proceeds allocated to initial fair value of 2024 Public Warrants	€ 27,887
Over-allotment option
Shareholders' Equity
Issued shares | shares	5,714,285
Offering price per share | $ / shares				$ 1.05
Term of the over-allotment option	30 days
Amount of gross proceeds allocated to initial fair value of over-allotment derivative financial liability	€ 4,617
Over-allotment option | Class A shares
Shareholders' Equity
Issued shares | shares	5,714,285
Number of shares called by warrants | shares				5,714,285
Offering per per warrant | $ / shares				$ 1.50
Amount of gross proceeds allocated to initial fair value of shares	€ 4,254